Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt	Debt
The table below sets our external debt agreements as of December 31, 2023 and 2022:

(In $ millions)	December 31, 2023	December 31, 2022
Secured debt:
$575 million secured bond in issue	575	—
Term loan facility	—	175
Second lien facility	—	271
Total secured debt	575	446
Unsecured bond:
Unsecured senior convertible bond	50	50
Total unsecured bond	50	50
Total principal debt	625	496
Debt premium and exit fees:
Premium on bond issuance	1	—
Term loan facility exit fee	—	9
Second lien facility exit fee	—	13
Total debt premium and exit fees	1	22
Less: bond issuance costs	(18)	—
Total debt	608	518
Debt is presented in our Consolidated Balance Sheets as:

(In $ millions)	December 31, 2023	December 31, 2022
Debt due within one year	—	22
Long-term debt	608	496
Total debt	608	518
$575 million secured bond in issue
In July 2023 Seadrill issued $500 million in aggregate principal amount of 8.375% Senior Secured Second Lien Notes due 2030 (the "Initial Notes") in an offering conducted pursuant to Rule 144A and Regulation S under the Securities Act of 1933, as amended. Subsequently, in August 2023, Seadrill offered (together with the offering of the Initial Notes, the "Offering") and issued an additional $75 million in aggregate principal amount of 8.375% Senior Secured Second Lien Notes due 2030 (the "Incremental Notes"), maturing on August 1, 2030 (together, the "Notes"). The Incremental Notes were issued at 100.75% of par.
The net proceeds from the issuance of the Notes were used to: (i) prepay in full the outstanding amounts under our then-existing secured debt facilities and (ii) pay fees associated with exiting such secured debt facilities. A total of $187 million was paid to satisfy the First Lien Facility, including principal, interest, and exit fees, along with an additional make-whole payment of $10 million. The Second Lien Facility was completely repaid with a total payment of $123 million, which covered principal, interest, and exit fees. The remainder of the net proceeds will be used for general corporate purposes.
New revolving credit facility
Also in July 2023, the Company entered into a new $225 million, 5-year first lien revolving credit facility (the "RCF"). The facility includes an ‘accordion feature’ allowing Seadrill to increase this limit by up to an additional $100 million, subject to agreement from the lenders. It also includes a provision for issuing letters of credit up to $50 million. The RCF is subject to an interest rate per annum equal to (a) the Secured Overnight Financing Rate ("SOFR") plus (b) a margin based on credit ratings. This facility has not been drawn to date. In addition, Seadrill is required to pay a quarterly commitment fee on any unused portion of the RCF.
Term loan and revolving credit facility
On emergence from Chapter 11 on February 22, 2022, we entered into the $300 million First Lien Facility with a syndicate of lenders secured on a first lien basis. The facility had a maturity of December 15, 2026 and consisted of a $175 million Term Loan Facility and a $125 million revolving credit facility, which was never drawn down. The Term Loan Facility and revolving credit facility, if drawn, incurred interest at a margin of 7% per annum plus the SOFR (and any applicable credit adjustment spread). A commitment fee of 2.8% per annum was payable in respect of any undrawn portion of the revolving credit facility commitment. The facility included an undrawn, uncommitted basket in amount of $50 million for incremental facilities pari passu with the facility for specified purposes. There was a 3% exit fee payable on principal repayments under the First Lien Facility; in addition, there was a make-whole premium payable if the facility was repaid within the first three years. On July 27, 2023, we repaid this facility in full with a portion of the net proceeds from the Offering. Payment of the make-whole premium resulted in a $10 million loss on debt extinguishment recorded in the Consolidated Statement of Operations.
Second lien facility
On emergence from Chapter 11 on February 22, 2022, we entered into the Second Lien Facility with a syndicate of lenders to partially reinstate the existing facilities in an aggregate amount of $683 million, secured on a second lien basis. The facility incurred interest at a total margin of 12.5% per annum plus the SOFR (and any applicable credit adjustment spread), and had a maturity of June 15, 2027. The above-mentioned margin was comprised of 5% cash interest; and 7.5% pay-if-you-can ("PIYC") interest, whereby, under certain liquidity conditions set out in the facility agreement, Seadrill was either required to pay the interest in cash or capitalize the interest to the principal outstanding. The PIYC interest compounded to the loan quarterly. There was a 5% exit fee required on this facility. Voluntary prepayments of debt principal of $150 million and exit fee of $8 million were made during the year ended December 31, 2023, alongside scheduled amortization payments. On July 27, 2023, we repaid this facility in full with a portion of the net proceeds from the Offering.
Unsecured senior convertible bond
On emergence from Chapter 11 on February 22, 2022, as part of the Reorganization, we issued a $50 million unsecured senior convertible bond to Hemen Holdings Ltd. Our unsecured senior convertible bond has a maturity of August 2028 and bears interest, payable quarterly in cash, at the Term SOFR (as defined in the Note Purchase Agreement dated as of February 22, 2022, as amended (the "Note Purchase Agreement") plus 6% on the aggregate principal amount of $50 million. The bond is convertible (in full and not in part) into Shares at a conversion rate of 52.6316 Shares per $1,000 principal amount of the bond, subject to certain adjustments set forth in the Note Purchase Agreement relating to the convertible bond. If not converted, a bullet repayment will become due on the maturity date.